BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2011
Current Borrowings
(a)	Current

	December 31, 2010	December 31, 2011
Bank borrowings – secured	427,806	427,618
Bank borrowings – unsecured	767,813	1,260,765
Current installments of long-term bank borrowings (Note (b))	305,969	343,640

	1,501,588	2,032,023

Long-Term Borrowings
(b)	Long-term

	December 31, 2010	December 31, 2011
Secured loan from China Construction Bank	54,660	142,837
Secured loan from China Development Bank	150,498	205,380
Secured loan from Bank of China	60,398	31,742
Secured loan from Agricultural Bank of China	60,398	62,213
Secured loan from Bank of Communications	30,199	0
Secured loan from Import-Export Bank of China	12,080	50,786
Unsecured loan from China Merchant Bank	45,299	23,806
Unsecured loan from Rural Credit Cooperatives Bank	10,570	0
Unsecured loan from China Minsheng Banking Corp. Ltd.	0	7,935
Unsecured loan from Huarong International Trusts Co., Ltd.	75,498	79,354
Unsecured loan from China Construction Bank	87,578	0
Unsecured loan from Bank of China	30,199	31,741
Unsecured loan from China Development Bank	30,000	180,422
Unsecured loan from the committee of local development districts	28,609	158,707
Unsecured loan from Xinyu Chengdong Construction Investment Co., Ltd.	7,984	8,391
Unsecured loan from Huishang Bank	75,498	79,354
Unsecured loan from Shanghai Pudong Development Bank	150,996	158,707
Unsecured loan from Import-Export Bank of China	0	12,697

	910,464	1,234,072
Less: current installments	(305,969)	(343,640)

	604,495	890,432

Future Principal Repayments On Long-Term Bank Borrowing	Future principal repayments on the long-term bank borrowing are as follows:

2012	343,640
2013	641,240
2014	249,192

1,234,072